Note 7 - Income Taxes (FY)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes
7. Income Taxes

The Company accounts for income taxes using the asset and liability method. Deferred taxes are determined by calculating the future tax consequences attributable to differences between the financial accounting and tax bases of existing assets and liabilities. A valuation allowance is recorded against deferred tax assets when, in the opinion of management, it is more likely than not that the Company will not be able to realize the benefit from its deferred tax assets.

The Company files income tax returns, as prescribed by the national, state and local jurisdictions in which it operates. The Company’s uncertain tax positions are related to tax years that remain subject to examination and are recognized in the financial statements when the recognition threshold and measurement attributes are met. Interest and penalties related to tax deficiencies and uncertain tax positions are recorded as income tax expense.

Loss from continuing operations consists of the following:

	For the Year Ended December 31,
	2020	2019
US operations	$(2,352,514)	$(2,562,960)
Foreign operations	(85,359)	(131,704)
	$(2,437,873)	$(2,694,664)

The provision for income taxes charged to continuing operations is $0 for all periods presented.

Deferred tax assets (liabilities) were comprised of the following as of the periods presented below:

	As of December 31,
	2020	2019
Deferred tax assets:
Operating loss carryforwards	$36,791,000	$36,449,000
Accrued expenses and stock compensation	5,922,000	5,940,000
Tax credit carryforwards	4,045,000	4,017,000
Intellectual property	2,460,000	4,049,000
Equipment	40,000	71,000
Other	36,000	-
Total deferred tax assets	49,294,000	50,526,000
Deferred tax liabilities	-	-
Net deferred tax asset	49,294,000	50,526,000
Valuation allowance	(49,294,000)	(50,526,000)
	$—	$—

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 21% for the year ended December 31, 2020 and December 31, 2019 to the pretax loss from continuing operations as a result of the following differences:

	For the Year Ended December 31,
	2020	2019
Tax at the U.S. statutory rate	$(512,000)	$(566,000)
Change in value of warrant liability	89,000	(15,000)
Valuation allowance	289,000	581,000
Merger facilitative costs	134,000	—
	$—	$—

At December 31, 2020, the Company had U.S. federal net operating loss carryforwards of approximately $148.0 million, of which $139.7 million begins to expire if not utilized by 2023, and $8.3 million, which has no expiration, and approximately $4.3 million of tax credit carryforwards which begin to expire if not utilized by 2024. The Company also has state net operating loss carryforwards of approximately $93.8 million, which begin to expire if not utilized by 2027 and state tax credit carryforwards of approximately $0.3 million, which begin to expire if not utilized by 2022. The purchase of 6,459,948 shares of common stock by Mr. Davidovich on July 9, 2015 resulted in Mr. Davidovich owning 60.2% of the Company, at that time. We therefore believe it highly likely that this transaction will be viewed by the U.S. Internal Revenue Service as a change of ownership as defined by Section 382 of the Internal Revenue Code. Consequently, our ability to utilize approximately $124.8 million of U.S. federal net operating loss carryforwards, $3.65 million of U.S. tax credit carryforwards, approximately $73.4 million of state net operating loss carryforwards, and $324,000 of state tax credit carryforwards, all of which occurred prior to July 9, 2015, are limited. As such, a significant portion of these carryforwards will likely expire before they can be utilized, even if the Company is able to generate taxable income that, except for this transaction, would have been sufficient to fully utilize these carryforwards.

ASC 740 requires that deferred tax assets be reduced by a valuation allowance if it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of a deferred tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. In making this determination, management considers all available positive and negative evidence affecting specific deferred tax assets, including the Company's past and anticipated future performance, the reversal of deferred tax liabilities, length of carry-back and carry-forward periods and the implementation of tax planning strategies. Based on all available evidence, management has determined that a full valuation allowance was necessary at December 31, 2020 and 2019.

The Company files U.S. federal income tax returns, along with various state and foreign income tax returns. All federal, state and foreign tax returns for the years ended December 31, 2019, 2018 and 2017 are still open for examination.

The following presents a roll-forward of the unrecognized tax benefits and the associated interest and penalties:

	Unrecognized Tax Benefits	Interest and Penalties
Balance at January 1, 2019	$504,000	$-
Deferred tax position	6,000	-
Balance at December 31, 2019	510,000	-
Deferred tax position	4,000	-
Balance at December 31, 2020	$514,000	$-